Subsequent Event	6 Months Ended
Jun. 30, 2026
Subsequent Event [Abstract]
Subsequent Event
11.	Subsequent Event

This following disclosure is contained in the Form 6-K dated July 24, 2026. On August 31, 2026, the Company will hold an extraordinary general meeting to vote on nine proposals constituting post-balance sheet events, including the increase of authorized share capital, amendment to the rights of Class B ordinary shares, corporate name change to Nexpu Ltd, adoption of multiple restated memoranda and articles of association to match revised capital structures, implementation of share capital reduction and reorganization, authorization of the board to conduct share consolidation within a two-year period, corresponding constitutional document updates for share consolidation, and the approval and adoption of the Class B Ordinary Shares Incentive Plan.

On July 17, 2026, the Company filed a Registration Statement on Form S-8 with the SEC to register 429,890 Class A Ordinary Shares issuable under the Top KingWin 2026 Equity Incentive Plan. The Form S-8 also contains a reoffer prospectus covering 116,217 Class A Ordinary Shares held by the Company’s directors, executive officers and other selling shareholders, who may resell such shares on Nasdaq or through private transactions from time to time. The Company will not receive any proceeds from any resales by the selling shareholders. All material information of the Company contained in its 2025 Annual Report on Form 20-F and previously furnished Form 6-K reports are incorporated by reference into this Form S-8, and any future periodic or current reports filed with the SEC will be deemed part of the registration statement.